Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity	Equity
a.Capital
The Company’s Memorandum and Articles of Association (“Articles of Association”) authorizes the issuance of up to US$100,000, consisting of 1,000,000,000 shares of par value US$ 0.0001. Of those authorized shares, (i) 500,000,000 are designated as Class A common shares, (ii) 250,000,000 are designated as Class B common shares, and (iii) 250,000,000 are undesignated as yet and may be issued as common shares or shares with preferred rights. Class B common shares are entitled to 10 votes per share and Class A common shares are entitled to one vote per share.
On December 31, 2025, the Company had a total of 159,468,552 common shares issued and outstanding, of which 66,523,122 are Class A common shares and 92,945,430 are Class B common shares.
Conversion
The outstanding Class B common shares are convertible at any time as follows: (1) at the option of the holder, a Class B common share may be converted at any time into one Class A common share or (2) upon the election of the holders of a majority of the then-outstanding Class B common shares, all outstanding Class B common shares may be converted into the same quantity of Class A common shares. In addition, each Class B common share will convert automatically into one Class A common share upon any transfer, whether for value or no value, except for certain transfers described in the Articles of Association. Furthermore, each Class B common share will convert automatically into one Class A common share and no Class B common shares will be issued thereafter if, at any time, the total number of the issued and outstanding Class B common shares is less than 10.0% of the total number of shares outstanding.
Restrictions on transfer
As part of the Moneda business combination, Moneda’s former partners have entered into a Moneda Lock-Up Agreement restricting them from selling any shares held by them, disclosing their intention to sell any shares held by them, converting Class B common shares into Class A common shares, entering into any derivative transactions or making any demand for the registration of any shares held by them. These restrictions are in place from the fifth anniversary of the Moneda acquisition’s closing date (December 1, 2021) until the earlier of (a) the Moneda former partner’s termination of employment with the Group or its affiliates, and (b) the 60th day after the expiration of the relevant tax statute of limitations for 50.0% of the relevant collateral shares.
On December 31, 2025, 2024 and 2023 the issued share capital was distributed as follows:

	2025		2024		2023
	Shares	Capital (US$)	Shares	Capital (US$)	Shares	Capital (US$)

Total	159,468,552	15,947	153,586,168	15,358	148,253,938	14,826
Class A	66,523,122	6,652	60,640,738	6,063	55,308,508	5,531
Class B	92,945,430	9,295	92,945,430	9,295	92,945,430	9,295
Shares repurchase program
On July 24, 2025, the Company renewed its share repurchase program. Under the renewed program, the Company may repurchase up to three million of its outstanding Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period beginning in August 2025 continuing until the earlier of the completion of the repurchase or August 2026, depending upon market conditions. The program does not obligate the Company to acquire any specific number of shares in any period, and may be expanded, extended, modified or discontinued at any time.
As part of the share repurchase program, the Group entered into a total return swap with a financial institution in September 2025. The institution bought 1,500,000 Pax shares and will hold the shares for the duration of the swap (maturing in September 2026). The Group expects to settle the cost of the total return swap by mid-2026, transfer the shares back to the Group and retire the shares - refer to note 12(c).
b.Additional paid-in capital
The additional paid-in capital amounts recorded on December 31, 2025, 2024 and 2023 are presented below:

	2025	2024	2023

Class A	461,153	389,497	314,593
Class B	186,101	186,101	186,101
Total additional paid-in capital	647,254	575,598	500,694
Utilized for dividend distribution (refer to note 29(c))	(57,850)	(48,359)	—
Net additional paid-in capital	589,404	527,239	500,694
The changes in additional paid-in capital for December 31, 2025, are summarized below:
i.On January 17, 2025, the Company issued 1,246,846 Class A common shares of the Company (US$14.7 million) to VBI’s previous owners as part settlement of the VBI option exercise.
ii.On January 31, 2025, the Company issued 2,423,546 Class A common shares of the Company (US$28.7 million) settling the second and final tranche of the Moneda deferred consideration.
iii.On February 28, 2025, and October 28, 2025, the Company issued 812,702 and 1,556 Class A common shares of the Company (US$9.5 million) respectively settling the bonus share plan.
iv.On June 4, 2025, the Company issued 1,377,266 Class A common shares of the Company (US$18.5 million) as part settlement of carried interest payable.
v.For the year ended December 31, 2025, the Company issued 20,468 Class A common shares of the Company (US$0.2 million) as compensation for Grant C restricted stock units that vested – refer to note 29(d).
The changes in additional paid-in capital for December 31, 2024, are summarized below:
i.On January 10, 2024, the Company issued 1,879,977 Class A common shares (US$28.7 million) in part settlement of the Moneda deferred consideration.
ii.On February 28, 2024, and during the second half of 2024, the Company issued 595,898 and 323,600 Class A common shares, respectively, in part settlement of bonuses for selected employees and key management (US$12.5 million).
iii.On April 1, 2024, the Company issued 337,992 Class A common shares to VBI’s previous owners as part of the VBI acquisition price adjustment that emerged from the CSHG deal (US$4.9 million).
iv.On May 16, 2024, the Company issued 740,634 Class A common shares as part settlement of the Group’s carried interest allocation liability outstanding (US$10.3 million).
v.On July 16, 2024, and August 26, 2024, the Company issued 903,988 and 245,355 Class A common shares, respectively, to the previous owners of Nexus as settlement of the business combination purchase consideration (US$14.7 million).
vi.On August 26, 2024, and August 30, 2024, the Company issued 303,388 and 1,398 Class A common shares, respectively, as settlement of the retention bonus payable to CSHG employees (US$3.7 million).
The changes in additional paid-in capital for December 31, 2023, are summarized below:
i.On June 15, 2023, the Company issued 682,741 Class A common shares in part settlement of the Kamaroopin acquisition payable (US$10.1 million).
ii.On November 30, 2023, the Company issued 378,267 Class A common shares in part settlement of the Igah acquisition payable (US$5.4 million).
c.Dividends
Dividends are declared and paid to the Company’s shareholders deploying accumulated retained earnings. The current year’s dividends declared resulted in a depletion of available retained earnings, however, under Cayman Law, dividends may also be declared and distributed out of additional paid-in capital. As a result, additional paid-in capital to the value of US$ 9,491 (December 31, 2024: US$48,359) was deployed to fund the short-fall in accumulated retained earnings. The Group remains in a position to pay its debts as they fall due in the ordinary course of business.
Dividends declared and paid by the Group to the Company’s shareholders for the year ended December 31, 2025, 2024 and 2023 were:

Shareholder	2025		2024		2023
		US$		US$		US$

Class A	39,375	0.60	51,375	0.87	53,687	0.98
Class B	55,767	0.60	81,008	0.87	91,458	0.98
Total	95,142	0.60	132,383	0.87	145,145	0.98
On an annual basis, the Board reviews the dividend policy and for the 2026 financial year, the Board proposed paying a fixed quarterly dividend of US$0.1625 per share (US$0.65 for the 2026 financial year). The declaration and approval of the quarterly dividend is subject to meeting liquidity and solvency requirements.
d.Share based incentive plans
The equity incentive programs under the long-term incentive plan (“LTIP”) are restricted share plans in which eligible participants include members of the Group’s management and its employees. Beneficiaries under the equity incentive programs are granted rights to shares based on certain criteria (time and performance vesting conditions). The final eligibility of any beneficiary to participate in the LTIP is determined by the LTIP Committee.
The LTIP was approved and launched on November 28, 2022. From 2022 going forward a maximum of 600,000 shares can be granted from the LTIP. As of December 31, 2025, Grants A and B disclosed below have been granted from the LTIP.
A new LTIP was approved and launched on February 26, 2024. From 2024 going forward, a maximum of 5,380,000 shares can be granted from the LTIP. As of December 31, 2025, Grant C, Grant D and the Matching program disclosed below have been granted from the LTIP.
Grant A
Grant A was provided to eligible participants commencing from January 2022 in accordance with the terms of the LTIP.
The defined maximum number of shares under Grant A shall not exceed 101,408 (84,506 Performance Stock Units (“PSUs”) were granted to eligible participants under Grant A and the remaining 16,902 PSUs may be issued in the future, subject to the boost grant requirements being met).
Grant B
Grant B was provided to eligible participants commencing from January 2023 in accordance with the terms of the LTIP.
The defined maximum number of shares under Grant B shall not exceed 357,132 (297,610 PSUs were granted to eligible participants under Grant B and the remaining 59,522 PSUs may be issued in the future, subject to the boost grant requirements being met).
Grant C
Grant C was provided to eligible participants commencing from June 2024 in accordance with the terms of the LTIP.
The defined maximum number of shares under Grant C shall not exceed 3,389,796 (2,384,830 PSUs were granted to eligible participants under Grant C, and the remaining 564,966 PSUs may be issued in the future, subject to the boost grant requirements being met). 543,953 Restricted Stock Units (“RSUs”) were also issued where eligible participants are required to remain in service for a specified period with no performance condition attached to the RSUs.
Grant D
Grant D was provided to eligible participants commencing from January 2025 in accordance with the terms of the LTIP.
The defined maximum number of shares under Grant D shall not exceed 2,353,655 (1,961,379 PSUs were granted to eligible participants under Grant D and the remaining 392,276 PSUs may be issued in the future, subject to the boost grant requirements being met.)
Matching program
The Matching program was provided to eligible participants commencing from February 2024 in accordance with the terms of the LTIP.
The defined maximum number of shares under the Matching program shall not exceed 924,008 RSUs which were granted during 2024.
The defined maximum number of shares under the Matching program for 2025 shall not exceed 1,557,247 RSUs which were all granted.
IPO Grant
The IPO Grant was subject to the completion of the IPO registration and approved by the board of director’s meeting on May 19, 2021, and is closed to new participants. The IPO grant mirrors the vesting conditions of Grant A, excluding the commencement date and share price on grant date used for measuring achievement of time and vesting conditions.
The defined maximum number of shares under the IPO grant shall not exceed 410,115 (289,183 PSUs were granted and the remaining 120,932 PSU might be issued subject to the boost grant requirements being met). As of Dec 31st 2025 there was a total of 105,157 outstanding granted units.
The table below reflects the share plan activity for the years ending December 31, 2025, 2024 and 2023.

	IPO Grant	Grant A	Grant B	Grant C	Grant D	Grant C	Matching program
	Number of PSUs (in thousands)					Number of RSUs (in thousands)

Outstanding, December 31, 2022	184	85	—	—	—	—	—
Granted	—	—	298	—	—	—	—
Forfeited	(53)	—	(1)	—	—	—	—
Outstanding, December 31, 2023	131	85	297	—	—	—	—
Granted	—	—	—	2,823	—	544	924
Forfeited	(26)	(20)	(37)	(38)	—	—	(16)
Outstanding, December 31, 2024	105	65	260	2785	—	544	908
Granted	—	—	—	—	1,961	—	1,557
Forfeited	—	—	—	(15)	(17)	—	(112)
Vested	—	—	—	—	—	(61)	—
Outstanding, December 31, 2025	105	65	260	2,770	1,944	483	2,353
For the year ended December 31, 2025, a total of 61,404 Grant C RSU’s vested. The Group issued Class A common shares of the Company as compensation for 20,468 units with the remaining settlement to take place in due course. The intention of the Committee as of December 31, 2025, was to settle any future vesting through delivery of Class A common shares of the Company to participants.
The weighted-average fair value of PSU and RSU shares was determined on the grant date and calculated based on a Monte Carlo simulation, which incorporates the effects of the performance conditions on the fair value. Dividends were not considered separately in the model since the participants are compensated with more shares when dividends are distributed during the vesting period and the Total Shareholder Return (“TSR”) performance condition already considers dividends distributed as part of the calculation.

LTIP	Grant date	Weighted-average fair value

IPO grant	January 22, 2021	US$ 13.05
Grant A	December 1, 2022	US$ 8.80
Grant B	January 22, 2023	US$ 12.37
Grant C - PSU	January 19, 2024	US$ 9.99
Grant C - RSU	June 30, 2024	US$ 12.06
Grant D - PSU	January 22, 2025	US$ 7.51
Matching program	February 28, 2024	US$ 14.89
Matching program	February 28, 2025	US$ 9.12
Reconciliation of the capital reserves:

Description	Amount (US$)'000
	2025	2024	2023

Opening balance – January 1	22,041	2,960	1,495
Share-based incentive plan expense (a)	17,298	7,454	1,465
Bonus share plan accrual (b)	19,168	11,627	—
Bonus share plan settled	(11,627)	—	—
RSU vested	(234)	—	—
Closing balance – December 31	46,646	22,041	2,960

Closing balance consists of:
- Share-based incentive plan	27,478	10,414	2,960
- Bonus share plan	19,168	11,627	—
	46,646	22,041	2,960

(a) Refer to note 23 for expenses incurred for the years ended December 31, 2025, 2024 and 2023.
(b) The Group entered into a bonus share plan with senior employees providing them with the option to receive bonus payments in cash or equity. Equity settlement will be in the form of Class A common shares of the Company. Once the qualifying employees elected to receive cash or equity, the equity portion of the bonus payable is recognized directly in equity of the Group with no vesting conditions attached to the instruments. On December 31, 2025, an estimated amount of US$ 19.2 million was raised in capital reserves to be settled with Class A common shares of the Company. The post-tax amount of US$11.3 million was settled with the issuance of 747,898 shares during February 2026 - refer to note 33.
e.Earnings per share (basic and diluted)
Basic earnings per share have been calculated based on the Group’s consolidated net income for the year attributable to the holders of the Company's common shares.
Share transactions that impacted basic earnings per share
VBI call option exercised
On August 1, 2024, the Group exercised its option to acquire the remaining 50% interest in VBI. The option arrangement was put in place between the Group and the non-controlling interest of VBI upon the business combination that took place during July 2022. The option arrangement includes the acquisition of 50% common shares and the preferred stocks from previous owners of VBI with the purchase consideration that includes an equity settlement of R$175.3 million (approximately US$32.0 million) that will be settled with the issuance of Class A common shares of the Company in two equal tranches during January 2025 and January 2026. The 2025 tranche was settled on January 17, 2025, and the weighted average impact of approximately 1,247,000 shares has been included in basic earnings per share for the year ended December 31, 2025.
For the second tranche to be settled in 2026, except for the passage of time, no vesting conditions are linked to the issue of shares. The weighted average impact of approximately 1,034,000 shares has been included in basic earnings per share for the year ended December 31, 2025.
Moneda deferred consideration
On January 29, 2025, an amendment to the Moneda share purchase agreement was executed with Moneda’s former partners, who are currently employees of the Group, to settle the second installment of deferred consideration with equity through issuance of the Company’s Class A common shares. On January 31, 2025, 2,423,546 Class A common shares were issued with the weighted average impact of the issuance (approximately 2,238,000 shares) has been included in basic earnings per share for the year ended December 31, 2025.
Employee-profit sharing
Eligible employees received their profit-sharing awards for the year ending December 31, 2024, in the form of Class A common shares of the Company. As the shares vested with the issuance of 814,258 Class A common shares of the Company to the eligible employees, the weighted average impact of the issuance (approximately 685,000 shares) has been included in basic earnings per share for the year ended December 31, 2025.
Carry bonus
On June 4, 2025, the Company issued 1,377,266 Class A common shares of the Company settling a part of carried interest payable. The weighted average impact of the issuance (approximately 797,000 shares) has been included in basic earnings per share for the year ended December 31, 2025.
Vesting of Grant C restricted stock units
On January 19, 2025, 61,404 Grant C restricted stock units vested and will be settled with the issuance of Class A common shares of the Company. The weighted average impact of the vested shares (approximately 59,000 shares) has been included in basic earnings per share for the year ended December 31, 2025.
Potential share transactions considered for diluted earnings per share
Share based incentive plans
PSUs
The potential dilutive impact of share-based incentive programs with performance conditions is dependent on whether vesting conditions are deemed to be met on the reporting date. On December 31, 2025, and December 31, 2024, the performance conditions were not met with no impact on diluted earnings per share. PSUs could potentially dilute basic earnings per share in future.
RSUs
RSUs are stock units with a service condition. On reporting date, all the service conditions are deemed to be met for outstanding RSUs and the weighted average number of potential shares, determined by using the treasury share method, is included in the calculation of diluted earnings per share for the year ended December 31, 2025 (approximately 1,045,000 shares).
CSHG deferred consideration – with vesting requirements
With the acquisition of CSHG key employees of the acquired business will be compensated through the issue of Class A common shares of the Company, if the required vesting conditions are met. The total future and outstanding compensation of approximately US$5.0 million is subject to a vesting period between 2026 until 2027. The weighted average number of potential shares to be issued, if vesting conditions are met, are included in the calculation of diluted earnings per share for the year ended December 31, 2025 (approximately 64,000 shares).
There are no further outstanding financial instruments or agreements convertible into potentially dilutive common shares of the Company for the year ended December 31, 2025.

	2025	2024	2023

Net income for the year attributable to the Owners of the Company	85,651	71,875	118,400
Basic weighted average number of shares	159,643,687	153,293,782	148,207,379
Basic earnings per share	0.54	0.47	0.80
Diluted weighted average number of shares	160,756,015	153,921,883	148,679,965
Diluted earnings per share	0.53	0.47	0.80
f.Cumulative Translation Adjustments
The Company translates the financial information of its subsidiaries from their functional currency to U.S. dollars, which is the Company’s and the Group’s presentation currency. The effects of the translation are accounted for and presented in Equity under the caption “Cumulative Translation Adjustment”.
g.Non-controlling interests
On December 31, 2025, the Group had six subsidiaries with non-controlling interests as per the table below.

		Equity			Income (Loss)
Non-controlling interest	Interest	2025	2024	2023	2025	2024	2023

VBI Real Estate*	—%	—	—	(37,564)	—	1,842	2,128
Patria Asset Management	49.26%	19,937	17,076	16,417	2,111	733	287
Tria	41.18%	(1,092)	(7,523)	—	2,610	1,182	—
Patria Real Estate Latam*	1.10%	232	70	—	7	20	—
PEVC I General Partner IV*	57.08%	157	28	—	129	42	—
Pat HoldCo Servicios*	49.00%	2,337	—	—	(2)	—	—
SH Manco Holding*	25.00%	98	203	—	39	(7)	—
		21,669	9,854	(21,147)	4,894	3,812	2,415

*Due to immaterial values attributable to the non-controlling interest in these subsidiaries, no additional disclosure is presented in the consolidated financial statements.
Below is summarized financial information for subsidiaries that have material non-controlling interests. The amounts disclosed are before inter-company eliminations.
Consolidated statement of financial position – December 31, 2025, and 2024

Summarized Statement of Financial Position	Patria Asset Management		Tria
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

Current assets	13,580	10,651	186,126	50,133
Current liabilities	(5,820)	(4,644)	(161,807)	(34,731)
Current net assets	7,760	6,007	24,319	15,402

Non-current assets	3,460	2,079	48,541	7,990
Non-current liabilities	(1,086)	(707)	(37,378)	(4,100)
Non-current net assets	2,374	1,372	11,163	3,890

Net assets	10,134	7,379	35,482	19,292

Consolidated statement of income – December 31, 2025, 2024 and 2023

Summarized Income Statement	Patria Asset Management			Tria
	For the year ended December 31			For the year ended December 31
	2025	2024	2023 (a)	2025	2024 (b)
Net revenue from services	13,595	12,537	1,993	—	—

Personnel expenses	(4,826)	(6,101)	(742)	(2,135)	(1,339)
Amortization of intangible assets	—	—	—	(52)	(29)
General and administrative expenses	(1,792)	(1,658)	(179)	(715)	(376)
Other income/(expenses)	(82)	(23)	(151)	11,793	6,567
Finance income	248	12	—	1,509	643
Finance expense	(322)	(110)	(25)	(562)	(92)
Income before income tax	6,821	4,657	896	9,838	5,374

Income taxes	(2,405)	(1,666)	(310)	(3,165)	(1,827)
Current	(2,545)	(2,175)	(293)	(420)	—
Deferred	140	509	(17)	(2,745)	(1,827)
Net income for the year	4,416	2,991	586	6,673	3,547

Attributable to non-controlling interest	2,111	733	287	2,610	1,182

(a)Patria Asset Management was acquired on November 1, 2023, and operated for two months during the 2023 financial year.
(b)Tria was acquired on April 2, 2024, and operated for nine months during the 2024 financial year.
Reconciliation of the non-controlling interest balance for the years ended December 31, 2025, 2024 and 2023:

	VBI Real Estate	Patria Asset Management	Tria	Other (a)	Total

Balance on December 31, 2022	(39,330)	—	—	—	(39,330)
Recognized in business combination	—	15,147	—	—	15,147
Net income for the period	2,128	287	—	—	2,415
Dividends declared (b)	(3,663)	—	—	—	(3,663)
Capital contributions	4,743	—	—	—	4,743
Cumulative translation adjustment	(1,442)	983	—	—	(459)
Balance on December 31, 2023	(37,564)	16,417	—	—	(21,147)
Recognized in business combination	—	—	6,604	—	6,604
Net income for the period	1,842	733	1,182	55	3,812
Dividends declared (b)	(6,227)	(517)	—	—	(6,744)
Capital contributions	2,204	—	—	248	2,452
Gross obligation under put option	—	—	(17,117)	—	(17,117)
Derecognition of non-controlling interest	36,233	—	—	—	36,233
Cumulative translation adjustment	3,512	443	1,808	(2)	5,761
Balance on December 31, 2024	—	17,076	(7,523)	301	9,854
Net income for the period	—	2,111	2,610	173	4,894
Dividends declared (b)	—	(2,819)	—	—	(2,819)
Capital contributions	—	—	4,409	2,274	6,683
Cumulative translation adjustment	—	3,569	(588)	76	3,057
Balance on December 31, 2025	—	19,937	(1,092)	2,824	21,669

(a)"Other" represents the non-controlling interest in Patria Real Estate Latam, PEVC I General Partner IV and SH Manco Holding and Pat Holdco Servicios.
(b)The dividends declared to non-controlling interests represent the share of the subsidiary’s profits that are distributed to the shareholders who hold the non-controlling interests. These dividends are accounted for as a decrease in equity attributable to the non-controlling interests.
Gross obligation – non-controlling interest
The business combination with Tria includes put option arrangements relating to the non-controlling interest as disclosed in note 21(d). The amounts payable under the option arrangements are recognized as the consolidated financial instruments reflecting the present value of the expected gross obligation payable under the arrangements and form part of non-controlling interest in the consolidated statement of changes in equity. As of December 31, 2025, the gross obligation had a present value of US$24.6 million (December 31, 2024: US$ 15.8 million).